U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                     Please print or type

--------------------------------------------------------------------

1.  Name and address of issuer:

    SteinRoe Investment Trust
    One South Wacker Drive
    Chicago, IL  60606
--------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

     SteinRoe Prime Equities
     SteinRoe International Fund
     SteinRoe Young Investor Fund
     SteinRoe Special Venture Fund
     SteinRoe Total Return Fund
     SteinRoe Growth Stock Fund
     SteinRoe Capital Opportunities Fund
     SteinRoe Special Fund
--------------------------------------------------------------------

3.  Investment Company Act File Number:  811-4978

    Securities Act File Number:  33-11351
--------------------------------------------------------------------

4.  Last day of fiscal year for which this notice is filed:
    September 30, 1995.
--------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
    termination of the issuer's 24f-2 declaration:     [ ]
--------------------------------------------------------------------

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see Instruction A.6):  Not
    applicable.
--------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.
--------------------------------------------------------------------


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.
--------------------------------------------------------------------

9.  Number and aggregate sale price of securities sold during the fiscal year:
                                             Shares       Dollars
                                            ---------   ----------
     SteinRoe Prime Equities                1,883,864   27,752,961
     SteinRoe International Fund            2,669,435   26,530,936
     SteinRoe Young Investor Fund           1,439,453   17,073,330
     SteinRoe Special Venture Fund          5,361,445   57,985,888
     SteinRoe Total Return Fund             1,051,529   27,077,203
     SteinRoe Growth Stock Fund             1,357,745   30,254,560
     SteinRoe Capital Opportunities Fund    8,276,148   90,141,348
     SteinRoe Special Fund                  8,272,440  189,887,398
--------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             Shares       Dollars
                                            ---------   ----------
     SteinRoe Prime Equities                1,883,864   27,752,961
     SteinRoe International Fund            2,669,435   26,530,936
     SteinRoe Young Investor Fund           1,439,453   17,073,330
     SteinRoe Special Venture Fund          5,361,445   57,985,888
     SteinRoe Total Return Fund             1,051,529   27,077,203
     SteinRoe Growth Stock Fund             1,357,745   30,254,560
     SteinRoe Capital Opportunities Fund    8,276,148   90,141,348
     SteinRoe Special Fund                  8,272,440  189,887,398
--------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                             Shares       Dollars
                                            ---------   ----------
     SteinRoe Prime Equities                  435,692   6,048,042
     SteinRoe International Fund              142,653   1,395,082
     SteinRoe Young Investor Fund               7,940      84,002
     SteinRoe Special Venture Fund             11,030     112,510
     SteinRoe Total Return Fund               417,642  10,526,833
     SteinRoe Growth Stock Fund             1,831,496  36,614,485
     SteinRoe Capital Opportunities Fund        2,800      87,264
     SteinRoe Special Fund                  3,390,943  72,667,915
--------------------------------------------------------------------


12. Calculation of registration fee:

  (i) Aggregate sale price of securities sold during
      the fiscal year in reliance on rule 24f-2
      (from Item 10):                                  $466,703,624

 (ii) Aggregate price of shares issued in connection
      with dividend reinvestment plans (from Item 11,
      if applicable):                                  +127,536,133

(iii) Aggregate price of shares redeemed or
      repurchased during the fiscal year (if
      applicable):                                     -594,239,757

 (iv) Aggregate price of shares redeemed or
      repurchased and previously applied as a
      reduction to filing fees pursuant to rule
      24f-2 (if applicable):                           +          0

  (v) Net aggregate price of securities sold and
      issued during the fiscal year in reliance on
      rule 24f-2 ([line (i), plus line (ii), less
      line (iii), plus line (iv)] (if applicable):                0

 (vi) Multiplier prescribed by Section 6(b) of the
      Securities Act of 1933 or other applicable law
      or regulation (see Instruction C.6):                x  1/2900

(vii) Fee due [line (i) or line (v) multiplied by
      line (vi)]:                                                 0
                                                     ______________
                                                     ______________

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules
    of Informal and Other Procedures (17 CRF 202.3a).     [ ]

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:  Not applicable.
--------------------------------------------------------------------

                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)     GARY A. ANETSBERGER
                          Gary A. Anetsberger, Senior Vice-President

Date: November 29, 1995

   *Please print the name and title of the signing officer below the signature.

                           BELL, BOYD & LLOYD
                      THREE FIRST NATIONAL PLAZA
                  70 WEST MADISON STREET, SUITE 3300
                    CHICAGO, ILLINOIS  60602-4207

                            312 372-1121
                          FAX 312 372-2098

                         November 29, 1995

Stein Roe Investment Trust
One South Wacker Drive
Chicago, Illinois  60606-4058

Ladies and Gentlemen:

                         Rule 24f-2 Notice

We have represented Stein Roe Investment Trust, a Massachusetts business trust (Trust), in connection with the filing with the Securities and Exchange Commission of the Trust's Rule 24f-2 Notice for the fiscal year ended September 30, 1995 pursuant to rule 24f-2 under the Investment Company Act of 1940 (rule 24f-2). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the agreement and declaration of trust and bylaws of the Trust and resolutions of its board of trustees authorizing the issuance of shares.

Based upon the foregoing examination, we are of the opinion that the following shares of beneficial interest, without par value, of the Trust sold during the 1995 fiscal year in reliance upon registration pursuant to rule 24f-2 were legally issued, fully paid and nonassessable (although shareholders of the Trust may be subject to liability under certain circumstances as described in the prospectuses of the Trust included in its registration statement on form N-1A):

                                                     Shares Sold
                                                     Pursuant to
          Series of the Trust                        Rule 24f-2
          -------------------                        -----------
Stein Roe Capital Opportunities Fund                 8,278,948
Stein Roe Growth Stock Fund                          3,189,241
Stein Roe International Fund                         2,812,088
Stein Roe Prime Equities                             2,319,556
Stein Roe Special Fund                              11,663,383
Stein Roe Special Venture Fund                       5,372,475
Stein Roe Total Return Fund                          1,469,171
Stein Roe Young Investor Fund                        1,447,393

We consent to the filing of this opinion with the Trust's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under section 7 of the Securities Act of 1933.

                                  Very truly yours,

                                  BELL, BOYD & LLOYD